ACQUISITIONS - Schedule Of Preliminary Purchase Price Allocation (Details) - U.S. Renewables Portfolio $ in Millions	May 29, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 84
Trade receivables and other current assets	4
Property, plant and equipment, at fair value	502
Financial instrument assets	112
Equity-accounted investments	929
Due from related parties	507
Other long-term assets	136
Accounts payable and accrued liabilities	(220)
Financial instrument liabilities	(36)
Non-recourse borrowings	(652)
Provisions	(19)
Other long-term liabilities	(2)
Fair value of net assets acquired	1,345
Goodwill	73
Total fair value of net assets acquired including goodwill	$ 1,418